UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  August 16, 2014 to September 17, 2014

  Commission File Number of issuing entity: 333-190246-03

  JPMBB Commercial Mortgage Securities Trust 2014-C18
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-190246

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  Barclays Bank PLC
  JPMorgan Chase Bank, National Association
  Redwood Commercial Mortgage Corporation
  Starwood Mortgage Funding II LLC
  RAIT Funding, LLC
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3926063
  38-3926064
  38-7109070
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-4A1                         ______     ______   ___X___       ___________
  A-5                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  EC                            ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On September 17, 2014 a distribution was made to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C18.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  Midland Loan Services, A Division of PNC Bank, N.A., in its capacity as Master Servicer for JPMBB Commercial Mortgage Securities Trust 2014-C18, affirms the following amounts in the respective accounts:

  Certificate Account Beginning and Ending Balance
  Prior Distribution Date:           08/16/2014            37,851.79
  Current Distribution Date:         09/17/2014            61,879.43

  REO Account Beginning and Ending Balance
  Prior Distribution Date:           08/16/2014                 0.00
  Current Distribution Date:         09/17/2014                 0.00

  Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMBB Commercial Mortgage Securities Trust 2014-C18, affirms the following amounts in the respective accounts:

  Distribution Account Beginning and Ending Balance
  Prior Distribution Date:           08/16/2014             3,861.72
  Current Distribution Date:         09/17/2014             3,859.16

  No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMBB Commercial Mortgage Securities Trust 2014-C18 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 16, 2014 to September 17, 2014. The Depositor filed its most recent Form ABS-15G on August 7, 2014. The CIK number for the Depositor is 0001013611.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The Miami International Mall Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on February 28, 2014 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor is $17,860,656.00, for the period of January 1, 2014 through June 30, 2014.

  The Jordan Creek Town Center Mortgage Loan (Loan #2 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on February 28, 2014 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor is $23,995,094.00, for the period of January 1, 2014 through June 30, 2014.

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C18, relating to the September 17, 2014 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)

  /s/ Bianca Russo
  Bianca Russo, Managing Director and Secretary

  Date: September 29, 2014

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by JPMBB Commercial Mortgage Securities Trust 2014-C18, relating to the September 17, 2014 distribution.